Retained Earnings and Dividends Paid	12 Months Ended
Dec. 31, 2024
Retained earnings [abstract]
Retained Earnings and Dividends Paid
31.	Retained Earnings and Dividends Paid

(1)	Details of retained earnings as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Legal reserve (*)	￦	1,604,910	1,604,910
Voluntary reserves		2,812,313	—
Retained earnings (Undisposed deficit) before appropriations		11,921,039	18,523,337

Retained earnings	￦	16,338,262	20,128,247

(*)
The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in
capital or offset against accumulated deficit by the resolution of the shareholders.

(2)	Details of voluntary reserves as of December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Reserve for investment on social overhead capital	￦	2,272,313	—
Reserve for research and human development		330,000	—
Reserve for business expansion		—	—
Reserve for equalizing dividends		210,000	—

	￦	2,812,313	—

(3)	Changes in retained earnings for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Beginning balance	￦	21,431,300	16,338,262
Profit (loss) for the year attributed to owners of the controlling company		(4,822,549)	3,491,698
Changes in equity method retained earnings		(27,349)	(6,346)
Remeasurements of defined benefit liability, net of tax		(242,987)	(281,761)
Transfer of revaluation reserve		—	586,394
Others		(153)	—

Ending balance	￦	16,338,262	20,128,247

(4)	Dividends paid for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2023
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2024
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

(5)	Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Beginning balance	￦	16,275	(11,074)
Changes		(27,349)	(6,346)

Ending balance	￦	(11,074)	(17,420)

(6)	Changes in remeasurement components related to defined benefit liability for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Beginning balance	￦	614,805	29,229
Changes		(376,121)	(421,327)
Income tax effect		133,134	139,566
Transfer to reserve for business expansion		(342,589)	156,838

Ending balance	￦	29,229	(95,694)